Technology Expenses	12 Months Ended
Dec. 31, 2025
Technology Expenses [Abstract]
Technology expenses

26. Technology expenses

	December 31, 2025	December 31, 2024	December 31, 2023

Software expenses	(438,121)	(376,849)	(247,847)
IT Services	(64,569)	(131,751)	(64,251)
Total	(502,690)	(508,600)	(312,098)